Tax	12 Months Ended
Dec. 31, 2019
Tax [Abstract]
Tax
Note 14 – Tax

The Company is a foreign corporation that is not subject to United States federal income taxes.  Further, the Company is not subject to income taxes imposed by the Marshall Islands, the country in which it is incorporated. The Monegasque company, DHT Management S.A.M., is subject to income taxation in Monaco, the Norwegian management company, DHT Management AS, is subject to income taxation in Norway and the subsidiaries in Singapore, DHT Ship Management (Singapore) Pte. Ltd., DHT Chartering (Singapore) Pte. Ltd. and DHT Management Pte. Ltd. are subject to income taxation in Singapore.  The tax effects for the Companies are disclosed below.

Specification of income tax:

(Dollars in thousands)	2019	2018	2017
Income tax payable	$111	$74	$132
Tax expenses related to previous year	32	1	8
Change in deferred tax	(12)	8	(8)
Total income tax expense	$131	$83	$131

Specification of temporary differences and deferred tax:

(Dollars in thousands)	December 31, 2019	December 31, 2018	December 31, 2017
Property, plant and equipment	$(13)	$(164)	$(164)
Pensions	(420)	(539)	(425)
Total basis for deferred tax	(432)	(703)	(590)
Deferred tax liability(asset), net (1) (2)	$(102)	$(155)	$(136)

Deferred tax (asset), gross (3)	(126)	(155)	(136)
Deferred tax liability, gross (3)	24	-	-

(1) Due to materiality, recognized in prepaid expenses and not on a separate line in the statements of financial position.

(2) The general income tax rate is reduced from 23% to 22%, effective from fiscal year 2019, reduced from 24% to 23%, effective from fiscal year 2018 and reduced from 25% to 24%, effective from fiscal year 2017.

(3) Deferred tax liability is related to the subsidiary in Singapore and cannot be offset with the deferred tax asset related to the subsidiary in Norway.

Reconciliation of effective tax rate:

(Dollars in thousands)	2019	2018	2017
Profit/(loss) before income tax	$73,812	$(46,845)	$6,733
Expected income tax assessed at the tax rate for the Parent company (0%)	-	-	-
Adjusted for tax effect of the following items:
Income in subsidiary, subject to income tax	131	83	131
Total income tax expense	$131	$83	$131